Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2010
Payment Date	1/18/2011
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,406,872.02

Principal:
Principal Collections	$20,678,749.44
Prepayments in Full	$7,786,620.63
Liquidation Proceeds	$513,550.57
Recoveries	$88,291.25

Sub Total	$29,067,211.89

Collections	$32,474,083.91

Purchase Amounts:
Purchase Amounts Related to Principal	$94,702.26
Purchase Amounts Related to Interest	$985.49

Sub Total	$95,687.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$32,569,771.66

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2010
Payment Date	1/18/2011
Transaction Month	9
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,569,771.66
Servicing Fee	$750,939.52	$750,939.52	$0.00	$0.00	$31,818,832.14
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,818,832.14
Interest — Class A-2 Notes	$120,252.17	$120,252.17	$0.00	$0.00	$31,698,579.97
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$31,278,379.97
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$31,019,304.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,019,304.97
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$30,941,049.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,941,049.55
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$30,883,626.22
Third Priority Principal Payment	$2,793,624.03	$2,793,624.03	$0.00	$0.00	$28,090,002.19
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$28,017,777.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,017,777.19
Regular Principal Payment	$22,473,998.81	$22,473,998.81	$0.00	$0.00	$5,543,778.38
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$5,543,778.38
Residual Released to Depositor	$0.00	$5,543,778.38	$0.00	$0.00	$0.00
Total		$32,569,771.66
Principal Payment:

First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$2,793,624.03
Regular Principal Payment	$22,473,998.81

Total	$25,267,622.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$25,267,622.84	$123.98	$120,252.17	$0.59	$25,387,875.01	$124.57
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$25,267,622.84	$31.51	$1,007,430.92	$1.26	$26,275,053.76	$32.77

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2010
Payment Date	1/18/2011
Transaction Month	9
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$200,420,285.08	0.9834165	$175,152,662.24	0.8594341
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$801,870,285.08	0.7354921	$776,602,662.24	0.7123161

Pool Information
Weighted Average APR		4.487%		4.478%
Weighted Average Remaining Term		48.67		47.89
Number of Receivables Outstanding		46,331		45,448
Pool Balance		$901,127,429.12		$871,599,844.73
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$803,387,197.66		$777,676,661.05
Pool Factor		0.7509396		0.7263333
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$13,073,997.67
Yield Supplement Overcollateralization Amount	$93,923,183.68
Targeted Overcollateralization Amount	$94,997,182.49
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$94,997,182.49
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2010
Payment Date	1/18/2011
Transaction Month	9
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		146	$453,961.49
(Recoveries)		22	$88,291.25

Net Losses for Current Collection Period			$365,670.24
Cumulative Net Losses Last Collection Period			$1,720,728.66

Cumulative Net Losses for all Collection Periods			$2,086,398.90

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.96%	436	$8,324,859.17
61-90 Days Delinquent	0.11%	41	$978,817.15
91-120 Days Delinquent	0.06%	22	$497,022.48
Over 120 Days Delinquent	0.04%	17	$374,500.80

Total Delinquent Receivables	1.17%	516	$10,175,199.60

Repossesion Inventory:

Repossesed in the Current Collection Period		39	$904,823.13
Total Repossesed Inventory		53	$1,309,310.09

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6275%
Preceding Collection Period			0.5415%
Current Collection Period			0.4951%
Three Month Average			0.5547%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1058%
Preceding Collection Period			0.1813%
Current Collection Period			0.1760%
Three Month Average			0.1544%